Document and Entity Information	Dec. 28, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0000924805
Amendment Flag	true
Amendment Description	This second amended Current Report on Form 8-K/A-2 (the "8-K/A-2") amends the Current Report on Form 8-K filed by Freedom Holding Corp. ("FRHC") with the Securities and Exchange Commission (the "Commission") on December 29, 2020 (the "Original 8-K"), as amended by the amended Current Report on Form 8-K/A filed by FRHC with the Commission on March 16, 2021 (the "8-K/A-1"). As previously reported in the Original 8-K, FRHC completed its acquisition of "Bank Freedom Finance Kazakhstan" JSC, (formerly known as "Bank Kassa Nova" JSC (SB of "ForteBank" JSC)), a joint stock company incorporated in the Republic of Kazakhstan (the "Bank") on December 28, 2020. The 8-K/A-1 included (i) financial statements of the Bank for the years ended December 31, 2019 and 2018, prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board, but that were not audited in accordance with auditing standards consistent with Commission rules, (auditing standards generally accepted in the United States ("U.S. GAAS") or auditing standards established by the PCAOB) (the "Unaudited Financials"), (ii) interim unaudited financial statements of the Bank for the six months ended June 30, 2020 (the "Interim Financials"), and (iii) pro forma financial information (the "Pro Formas").
Document Type	8-K/A
Document Period End Date	Dec. 28, 2020
Entity Registrant Name	FREEDOM HOLDING CORP.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33034
Entity Tax Identification Number	30-0233726
Entity Address, Address Line One	77/7 Al Farabi Ave., “Esentai Tower” BC, Floor 7
Entity Address, City or Town	Almaty
Entity Address, Country	KZ
Entity Address, Postal Zip Code	050040
City Area Code	7 727
Local Phone Number	311 10 64
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	FRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false